Share-based payments - Summary of Effect of Share-Based Payments on Entity's Profit or Loss (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Sharebased Payments Expenses [Line Items]
Expense from share-based payment transactions	£ 7.3	£ 17.9	£ 9.3	£ 6.5
Equity settled share-based payment expense	7.2	17.8	9.2	6.2
Cash settled share-based payment expense	0.1	0.1	0.1	0.3
Selling, general and administrative expense [member]
Disclosure Of Sharebased Payments Expenses [Line Items]
Expense from share-based payment transactions	5.1	15.6	6.6	5.5
Research And Development Expenses [Member]
Disclosure Of Sharebased Payments Expenses [Line Items]
Expense from share-based payment transactions	£ 2.2	£ 2.3	£ 2.7	£ 1.0